Derivatives (Details) - GBP (£) £ in Billions	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedging | Variable rate
Financial instruments by type of interest rate
Financial assets	£ 91	£ 81
Financial liabilities	69	55
Fair value hedging | Fixed interest rate
Financial instruments by type of interest rate
Financial assets	36	29
Financial liabilities	£ 22	£ 23